Lease liabilities - Lease payments expensed (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Short-term leases	R 22	R 17	R 9
Leases of low value assets	39	83	34
Variable lease payments	29	11	7
Total	R 90	R 111	R 50